INVESTMENT IN BIG RIDGE GOLD CORP. (Details Narrative) - BIG RIDGE GOLD CORP [Member] - CAD ($) shares in Millions	12 Months Ended
	Dec. 31, 2022	Sep. 13, 2022	Jun. 07, 2021
Statement [Line Items]
Ownership percenatge		10.80%	19.80%
Recognition fair value			$ 2,185,000
Dilution event	19.50%
Big Ridge issued flow-through shares as part of a private placement	15.0
Aggregate Fair value of the share position		$ 2,175,000
Estimated equity share of BIG RIDGE GOLD CORP. net loss	$ 144,000